Other Liabilities - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Other Liabilities [Abstract]
Other current liabilities	$ 275	$ 316
Other non-current liabilities	105	120
Total Other Liabilities	$ 380	$ 436